INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

Intangible assets consisted of the following:

	As of December 31,
	2024	2025
	S$’000	S$’000
At cost:
Purchase software	59	90
Less: Amortization of software	(1)	(17)

Total	58	73

Amortization expense for the years ended December 31, 2023, 2024 and 2025 were S$ nil, S$ 1,000 and S$16,000, respectively, recognized under general and administrative expenses.